UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Argent Management Co. LLC
Address: 500 West Putnam Avenue
         Greenwich, CT  06830-6086

13F File Number:  28-13141

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Grace Brescia
Title:     Chief Compliance Officer
Phone:     203-618-3357

Signature, Place, and Date of Signing:

     /s/  Grace Brescia     Greenwich, CT     May 11, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $35,107 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIGROUP CORP                NOTE 2.000% 5/1  03073TAB8     2410  2700000 PRN      SOLE                  2700000        0        0
AMYLIN PHARMACEUTICALS INC     NOTE 3.000% 6/1  032346AF5     1576  2605000 PRN      SOLE                  2605000        0        0
ARRIS GROUP INC                NOTE 2.000%11/1  04269QAC4      912  1200000 PRN      SOLE                  1200000        0        0
BANKUNITED FINL CORP           NOTE 3.125% 3/0  06652BAE3       44   875000 PRN      SOLE                   875000        0        0
CARNIVAL CORP                  DBCV 4/2         143658AV4     2064  3200000 PRN      SOLE                  3200000        0        0
CEPHALON INC                   NOTE 2.000% 6/0  156708AP4     2953  1975000 PRN      SOLE                  1975000        0        0
CHARMING SHOPPES INC           NOTE 1.125% 5/0  161133AE3      964  3240000 PRN      SOLE                  3240000        0        0
CHATTEM INC                    NOTE 2.000%11/1  162456AP2     1470  1500000 PRN      SOLE                  1500000        0        0
CHESAPEAKE ENERGY CORP         PFD CONV         165167842     1100    17888 SH       SOLE                    17888        0        0
CSG SYS INTL INC               NOTE 2.500% 6/1  126349AB5     1693  1900000 PRN      SOLE                  1900000        0        0
CV THERAPEUTICS INC            NOTE 2.000% 5/1  126667AD6      855   875000 PRN      SOLE                   875000        0        0
DUNE ENERGY INC                COM NEW          265338202       33   232571 SH       SOLE                   232571        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4     1936  1975000 PRN      SOLE                  1975000        0        0
EMMIS COMMUNICATIONS CORP      PFD CV SER A     291525202       34    24498 SH       SOLE                    24498        0        0
EPICOR SOFTWARE CORP           NOTE 2.375% 5/1  29426LAA6     1054  1890000 PRN      SOLE                  1890000        0        0
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5      559  1570000 PRN      SOLE                  1570000        0        0
GREATBATCH INC                 SDCV 2.250% 6/1  39153LAB2      484   645000 PRN      SOLE                   645000        0        0
HANOVER COMPRESSOR CO          NOTE 4.750% 1/1  410768AE5      736  1055000 PRN      SOLE                  1055000        0        0
HOLOGIC INC                    FRNT 2.000%12/1  436440AA9     1295  1898000 PRN      SOLE                  1898000        0        0
HUMAN GENOME SCIENCES INC      NOTE 2.250%10/1  444903AK4     1408  3610000 PRN      SOLE                  3610000        0        0
JOHNSON CTLS INC               NOTE 6.500% 9/3  478366AS6     1265  1000000 PRN      SOLE                  1000000        0        0
LAWSON SOFTWARE INC NEW        NOTE 2.500% 4/1  52078PAA0     1339  1700000 PRN      SOLE                  1700000        0        0
MESA AIR GROUP INC             COM              590479101       54   425041 SH       SOLE                   425041        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6     1211  2625000 PRN      SOLE                  2625000        0        0
NEWELL RUBBERMAID INC          COM              651229106       84    13155 SH       SOLE                    13155        0        0
OMNICARE INC                   DBCV 3.250%12/1  681904AL2     1007  1528000 PRN      SOLE                  1528000        0        0
PANTRY INC                     NOTE 3.000%11/1  698657AL7     1429  1905000 PRN      SOLE                  1905000        0        0
PEABODY ENERGY CORP            SDCV 4.750%12/1  704549AG9      502   710000 PRN      SOLE                   710000        0        0
SCHOOL SPECIALTY INC           NOTE 3.750% 8/0  807863AE5     1063  1250000 PRN      SOLE                  1250000        0        0
TRANSOCEAN INC                 NOTE 1.625%12/1  893830AU3      508   550000 PRN      SOLE                   550000        0        0
TRICO MARINE SERVICES INC      NOTE 3.000% 1/1  896106AQ4       82   745000 PRN      SOLE                   745000        0        0
UAL CORP                       NOTE 4.500% 6/3  902549AH7      744  2220000 PRN      SOLE                  2220000        0        0
WEST PHARMACEUTICAL SVSC INC   SDCV 4.000% 3/1  955306AA3     2239  3380000 PRN      SOLE                  3380000        0        0